Consolidated Statements of Shareholders' Equity - USD ($)	Issued capital [member]	Other reserves [member]	Warrant reserves [member]	Convertible loan note reserve [member]	Retained earnings [member]	Translation reserve [member]	Total
Balance at Mar. 31, 2023	$ 131,385,892	$ 3,628,756	$ 82,376		$ (125,697,719)	$ (11,452,542)	$ (2,053,237)
Balance, shares at Mar. 31, 2023	25,519,774
IfrsStatementLineItems [Line Items]
Shares issued for Fundraising, net	$ 6,208,508						6,208,508
Shares issued for Fundraising, net, shares	4,159,270
Expenses settled in shares	$ 2,368,287						2,368,287
Expenses settled in shares, shares	1,557,272
Issuance of shares, related party loan conversion	$ 3,150,000						3,150,000
Issuance of shares, related party loan conversion, shares	2,100,000
Options charge		1,121,273					1,121,273
Options forfeiture		(1,419)					(1,419)
Warrants charge			11,372				11,372
Total transactions	$ 11,726,795	1,119,854	11,372				12,858,021
Total transactions, shares	7,816,542
Loss for the period					(16,825,461)		(16,825,461)
Currency translation						141,095	(141,095)
Total comprehensive income					(16,825,461)	141,095	(16,684,366)
Proceeds from Convertible loan note
Balance at Mar. 31, 2024	$ 143,112,687	4,748,610	93,748		(142,523,180)	(11,311,447)	(5,879,582)
Balance, shares at Mar. 31, 2024	33,336,316
IfrsStatementLineItems [Line Items]
Shares issued for Fundraising, net	$ 1,705,742						1,705,742
Shares issued for Fundraising, net, shares	1,219,846
Expenses settled in shares	$ 32,302						32,302
Expenses settled in shares, shares	25,842
Options charge		734,989					734,989
Options forfeiture		(4,298,784)			4,204,500		(94,284)
Total transactions	$ 3,604,586	(3,563,795)		950,000	4,204,500		5,195,291
Total transactions, shares	2,684,499
Loss for the period					(4,706,292)		(4,706,292)
Currency translation						(158,973)	(158,973)
Total comprehensive income					(4,706,292)	(158,973)	(4,865,265)
Shares issued in lieu of consultancy fees	$ 437,498						437,498
Shares issued in lieu of consultancy fees, shares	300,266
Shares issued in lieu of Bonus	$ 347,500						347,500
Shares issued in lieu of Bonus, shares	250,000
Shares issued in lieu of interest	$ 750,000						750,000
Shares issued in lieu of interest, shares	500,000
Fees on CLN issuance	$ 331,545						331,545
Fees on CLN issuance, shares	388,545
Proceeds from Convertible loan note				950,000			950,000
Balance at Mar. 31, 2025	$ 146,717,274	1,184,815	93,748	950,000	(143,024,972)	(11,470,420)	(5,549,555)
Balance, shares at Mar. 31, 2025	36,020,815
IfrsStatementLineItems [Line Items]
Shares issued for Fundraising, net	$ 25,023,336						25,023,336
Shares issued for Fundraising, net, shares	14,279,388
Options charge		1,605,259					1,605,259
Options forfeiture		(6,130)			3,060		(3,070)
Total transactions	$ 26,841,301	1,599,129		(950,000)	3,060		27,493,490
Total transactions, shares	16,458,712
Loss for the period					(8,949,657)		(8,949,657)
Currency translation						(659,139)	(659,139)
Total comprehensive income					(8,949,657)	(659,139)	(9,608,796)
Shares issued in lieu of consultancy fees	$ 321,729						321,729
Shares issued in lieu of consultancy fees, shares	292,018
Proceeds from Convertible loan note
CLN settled in Shares	$ 950,000			(950,000)
CLN settled in Shares, shares	1,357,143
CLN Interest settled in shares	$ 546,236						546,236
CLN Interest settled in shares, shares	530,163
Balance at Mar. 31, 2026	$ 173,558,575	$ 2,783,944	$ 93,748		$ (151,971,569)	$ (12,129,559)	$ 12,335,139
Balance, shares at Mar. 31, 2026	52,479,527